Fair Value Measurements and Trading-Related Revenue - Summary of Trading Revenue (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Trading revenue [abstract]
Interest rates	$ 1,026	$ 1,003
Foreign exchange	633	579
Equities	1,131	759
Commodities	365	150
Other	212	55
Total trading-related revenue	3,367	2,546
Reported as:
Net interest income	783	169
Non-interest revenue – trading revenues (losses)	2,584	2,377
Total trading-related revenue	$ 3,367	$ 2,546